CREDIT FACILITIES AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

Long term debt, net of current maturities consists of:

		December 31, 2011	June 30, 2012
a)	Mortgage loan bearing interest at the Euribor 6 month rate plus 1.0% due June 2015 (2.62% and 1.93% at December 31, 2011 and June 30, 2012, respectively)	1,560	1,440
b)	Equipment loan bearing interest at the Euribor 3 months rate plus 1.20% due June 2012 (2.56% and 1.85% at December 31, 2011 and June 30, 2012 respectively)	188	125
c)	Financing loan bearing interest at the Euribor 1 month rate plus 1.00% due December 2012 (2.02% and 1.37% at December 31, 2011 and June 30, 2012, respectively)	137	115
d)	Research loan from the Italian Ministry for University and Research, interest at 1% per annum, due January 2012	37	-
e)	Financing loan bearing interest at the Euribor 3 months rate plus 1.00% due December 2012 (2.36% and 1.65% at December 31, 2011 and June 30, 2012, respectively)	64	57
f)	Equipment loan bearing interest at the Euribor 3 months rate plus 0.80% due December 2012 (2.16% and 1.45% at December 31, 2011 and June 30, 2012, respectively)	63	52
		2,049	1,789
	Less current maturities	(504)	(480)
	Total	€1,545	€1,309

Schedule of Maturities of Long-term Debt [Table Text Block]	The maturities of long-term debt are as follows:
June 30,
2014	349
2015	240
2016	240
2017	240
Thereafter	240
Total	€1,309